[TEXT]
United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 09/30/00

Check here if Amendment {    }; Amendment Number: _________
  This Amendment  (Check only one.):  [    ]  is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	Eleven Penn Center
		1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:

	Paulette Greenwell,  Philadelphia, PA     October 31, 2000

Report Type  ( Check Only One.):
[  x   ]  		3F HOLDINGS REPORT
[      ]		13F NOTICE
[      ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Entry Total:  $84,858
					         (thousands)













Form 13F Imformation Table









































Column 1
Column
2
Column 3
Column
4
Column
5
Column
6
Column
7
Column 8














TITLE










OF

VALUE
SHARES/
SH/ PT/
INVSTMT
OTHER
VOTING AUTHORITY


NAME OF ISSUER
CLASS
CUSIP
(x$1000)
PRN AMT
PRN CALL
DSCRETN
MNGS
SOLE SHARED NONE




VIACOM INC
CL B
925524 30
8
$4,844
82,800
sh
sole
none
            x


INTERNATIONA BUSINESS
MACHS
COM
459200 10
1
$4,431
39,383
sh
sole
none
            x


CISCO SYS INC
COM
17275R 10
2
$4,396
79,562
sh
sole
none
            x


GENERAL ELEC CO
COM
369604 10
3
$4,146
71,865
sh
sole
none
            x


FEDEX CORP
COM
31428X 10
6
$3,994
90,066
sh
sole
none
            x


MERCK & CO INC
COM
589331 10
7
$2,923
39,272
sh
sole
none
            x


BOEING CO
COM
097023 10
5
$2,909
46,176
sh
sole
none
            x


PFIZER INC
COM
717081 10
3
$2,466
54,869
sh
sole
none
            x


HSB GOUP INC
COM
40428N 10
9
$2,436
60,714
sh
sole
none
            x


PEPSICO INC
COM
713448 10
8
$2,283
49,630
sh
sole
none
            x


JOHNSON & JOHNSON
COM
478160 10
4
$2,119
22,555
sh
sole
none
            x


GENERAL MTRS CORP
COM
370442 10
5
$1,996
30,714
sh
sole
none
            x


GENERAL GROWTH PPTYS INC
COM
370021 10
7
$1,907
59,235
sh
sole
none
            x


ABBOTT LABS
COM
002824 10
0
$1,884
39,620
sh
sole
none
            x


EXXON MOBIL CORP
COM
30231G 10
2
$1,807
20,277
sh
sole
none
            x


BELL ATLANTIC CORP
COM
077853 10
9
$1,658
34,237
sh
sole
none
            x


DELTA  AIR LINES INC DEL
COM
247361 10
8
$1,560
35,150
sh
sole
none
            x


GOODRICH B F CO
COM
382388 10
6
$1,553
39,619
sh
sole
none
            x


AFLAC INC
COM
001055 10
2
$1,547
24,153
sh
sole
none
            x


BESTFOODS
COM
08658U 10
1
$1,474
20,255
sh
sole
none
            x


SARA LEE CORP
COM
803111 10
3
$1,386
68,240
sh
sole
none
            x


MEDTRONIC INC
COM
585055 10
6
$1,372
26,478
sh
sole
none
            x


BELLSOUTH CORP
COM
079860 10
2
$1,372
34,081
sh
sole
none
            x


E TOWN
COM
269242 10
3
$1,346
20,125
sh
sole
none
            x


BP AMOCO PLC
SPONSORE
D ADR
055622 10
4
$1,291
24,356
sh
sole
none
            x


HERSHEY FOODS CORP
COM
427866 10
8
$1,204
22,242
sh
sole
none
            x


PITNEY BOWES
COM
724479 10
0
$1,198
30,385
sh
sole
none
            x


COMPAQ COMPUTER CORP
COM
204493 10
0
$1,172
42,505
sh
sole
none
            x


ASTRAZENECA PLC
SPONSORE
D ADR
046353 10
8
$1,130
21,500
sh
sole
none
            x


TELLABS INC
COM
879664 10
0
$1,063
22,255
sh
sole
none
            x


BLACK & DECKER CORP
COM
091797 10
0
$1,050
30,725
sh
sole
none
            x


LUCENT TECHNOLOGIES INC
COM
549463 10
7
$1,046
34,227
sh
sole
none
            x


PROCTOR & GAMBLE CO
COM
742718 10
9
$939
14,010
sh
sole
none
            x


MOTOROLA INC
COM
620076 10
9
$914
32,344
sh
sole
none
            x


BELDEN INC
COM
077459 10
5
$785
33,230
sh
sole
none
            x


CMS ENERGY CORP
COM
125896 10
0
$776
28,810
sh
sole
none
            x


UNISYS CORP
COM
909214 10
8
$763
67,865
sh
sole
none
            x


DU PONT EI DE NEMOURS &
CO
COM
263534 10
9
$727
17,535
sh
sole
none
            x


ROYAL DUTCH PETE CO
NY REG
GLD 1.25
780257 80
4
$696
11,615
sh
sole
none
            x


HOME DEPOT INC
COM
437076 10
2
$686
12,933
sh
sole
none
            x


ELAN PLC
ADR
284131 20
8
$661
12,080
sh
sole
none
            x


PHILIP MORRIS COS INC
COM
718154 10
7
$629
21,360
sh
sole
none
            x


NISOURCE INC
COM
65473P 10
5
$607
24,883
sh
sole
none
            x


BRISTOL MYERS SQUIBB CO
COM
110122 10
8
$598
10,476
sh
sole
none
            x


XEROX CORP
COM
984121 10
3
$598
39,679
sh
sole
none
            x


ARTESIAN RESOURCES CORP
CL A
043113 20
8
$588
25,160
sh
sole
none
            x


VALLEY NATIONAL BANK
COM
919794 10
7
$558
20,421
sh
sole
none
            x


SAFEWAY INC
COM NEW
786514 20
8
$544
11,655
sh
sole
none
            x


SBC COMMUNICATIONS INC
COM
78387G 10
3
$450
8,993
sh
sole
none
            x


WORLDCOM INC GA NEW
COM
98157D 10
6
$447
14,717
sh
sole
none
            x


TEXTRON INC
COM
883203 10
1
$436
9,455
sh
sole
none
            x


FORTUNE BRANDS INC
COM
349631 10
1
$426
16,080
sh
sole
none
            x


LOEWS CORP
COM
540424 10
8
$409
9,125
sh
sole
none
            x


WASHINGTON REAL ESTATE
INVT
SH BEN
INT
939653 10
1
$389
19,405
sh
sole
none
            x


GILLETTE CO
COM
375766 10
2
$356
11,535
sh
sole
none
            x


O M GROUP INC.
COM
670872 10
0
$328
7,510
sh
sole
none
            x


MICROSOFT
COM
594918 10
4
$315
5,225
sh
sole
none
            x


OTTER TAIL PWR CO
COM
689648 10
3
$292
12,640
sh
sole
none
            x


CITIGROUP INC
COM
172967 10
1
$287
5,304
sh
sole
none
            x


INTEL CORPORATION
COM
458140 10
0
$276
6,641
sh
sole
none
            x


DELPHI AUTOMOTIVE SYS
CORP
COM
247126 10
5
$269
17,781
sh
sole
none
            x


SCHWAB CHARLES CORP NEW
COM
808513 10
5
$257
7,249
sh
sole
none
            x


UNIVERSAL FST PPRODS INC
COM
913543 10
4
$257
22,475
sh
sole
none
            x


AT&T CORP
COM
001957 10
9
$250
8,520
sh
sole
none
            x


HELMERICH & PAYNE INC
COM
423452 10
1
$244
6,750
sh
sole
none
            x


UNIVERSAL FOODS CORP
COM
913538 10
4
$238
11,680
sh
sole
none
            x


DISNEY WALT CO
COM
DISNEY
254687 10
6
$232
6,063
sh
sole
none
            x


WALLMART
COM
931142 10
3
$226
4,706
sh
sole
none
            x


SUN MICROSYSTEMS INC
COM
866810 10
4
$223
1,910
sh
sole
none
            x


AMR CORP
COM
001765 10
6
$219
6,700
sh
sole
none
            x























